ACQUISITION OF 2734158 ONTARIO INC (Details Narrative) - 2734158 Ontario Inc. [Member]	12 Months Ended
	Jun. 30, 2021 CAD ($)	Jan. 15, 2021 CAD ($)	Sep. 17, 2020 CAD ($)	Aug. 15, 2020 CAD ($) shares	Jul. 15, 2020 CAD ($) shares	Jun. 15, 2020 CAD ($) shares	May 15, 2020 USD ($) shares	May 15, 2020 CAD ($) shares
Statement [Line Items]
Total consideration			$ 305,267				$ 723,000
Payment on closing date	$ 72,539		$ 72,539
Subscription of common stock | shares							501,000	501,000
Common stock shares issued | shares				85,233	138,589	138,589	138,589	138,589
Cash payment for acquisation				$ 123,000	$ 200,000	$ 200,000		$ 200,000
License Payment	$ 265,975	$ 157,167
License Payment after three months		36,269
Subscription Price				$ 723,000
License Payment after nine months		$ 39,292
Deficit description	The $139,095 difference between the carrying value $166,172 for the non-controlling interests and the $305,267 consideration paid was recognized directly in deficit
Outstanding additional shares amount	$ 39,292
Dividends	450,000
Dividends related to non-controlling interest shareholders	$ 177,975